Provision for income taxes expenses (Details) - Schedule of reconciliation income taxes at statutory rates - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation income taxes at statutory rates [Abstract]
(Loss) profit before tax for the year	€ (1,226,855)	€ (57,725)	€ 10,744
Tax loss not recognized	225,480
Permanent differences		45,436	5,238
Current tax expenses		29,331	8,236
IRES [Member]
Schedule of reconciliation income taxes at statutory rates [Abstract]
Tax loss not recognized	(112,400)	(13,854)	2,579
IRAP [Member]
Schedule of reconciliation income taxes at statutory rates [Abstract]
Tax loss not recognized	(18,265)	(2,251)	419
Ireland [Member]
Schedule of reconciliation income taxes at statutory rates [Abstract]
Tax loss not recognized	€ (94,815)